Equity Financings (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jul. 22, 2020
Equity Financings (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
2020 Sales Agreement
Equity Financings (Details) [Line Items]
Sale of common stock	0	0	0	0
Jones Trading
Equity Financings (Details) [Line Items]
Percentage of commission rate equal						3.00%
Jones Trading | Sales Agreement
Equity Financings (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001
Aggregate offering price (in Dollars)						$ 54.0